Stock-based Compensation Plans - Directors' DSU Plan (Details) - Director - DSUs	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of units (in thousands)
DSUs outstanding, beginning of year (shares)	165,000	177,000
Granted (shares)	25,000	29,000
Granted - notional dividends reinvested (shares)	6,000	6,000
Paid out (shares)	(49,000)	(47,000)
DSUs outstanding, end of year (shares)	147,000	165,000